CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICITS)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares shares	Angel shares CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	Accumulated other comprehensive (loss)/income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficits USD ($)	Accumulated deficits CNY (¥)	Total Company's ordinary shareholders' (deficits)/equity USD ($)	Total Company's ordinary shareholders' (deficits)/equity CNY (¥)	Non-controlling interests USD ($)	Non-controlling interests CNY (¥)	Class A ordinary shares USD ($) shares	Class A ordinary shares CNY (¥) shares	Class B ordinary shares CNY (¥) shares	USD ($)	CNY (¥)
Beginning balance at Dec. 31, 2017				¥ 5,000						¥ (56,371)		¥ (51,371)							¥ (51,371)
Beginning balance (in shares) at Dec. 31, 2017 | shares	750,000
Net loss										(1,619,152)		(1,619,152)							(1,619,152)
Foreign currency translation difference						¥ (2,076)						(2,076)							(2,076)
Contribution by shareholders				60,000								60,000							60,000
Issuance of shares		¥ 1,256,188										1,256,188							1,256,188
Issuance of shares (in shares) | shares		1,428,750
Add: Accretion to redemption value of convertible redeemable preferred shares										(1,571,182)		(1,571,182)							(1,571,182)
Ending balance at Dec. 31, 2018		¥ 1,256,188		65,000		(2,076)				(3,246,705)		(1,927,593)							(1,927,593)
Ending balance (in shares) at Dec. 31, 2018 | shares	750,000	1,428,750
Net loss										(3,158,433)		(3,158,433)		¥ (2,074)					(3,160,507)
Foreign currency translation difference						79,433						79,433							79,433
Issuance of shares				4,508,503								4,508,508				¥ 5			4,508,508
Issuance of shares (in shares) | shares															327,129,412	327,129,412
Add: Accretion to redemption value of convertible redeemable preferred shares				(94,000)						(458,036)		(552,036)							(552,036)
Deemed distribution to a certain holder of Series B convertible redeemable preferred shares				(2,127)								(2,127)							(2,127)
Conversion from Angel Shares to Class B ordinary shares		¥ (1,256,188)		1,256,179													¥ 9
Conversion from Angel Shares to Class B ordinary shares (in shares) | shares		(1,428,750)															1,428,750
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares				5,960,080								5,960,087					¥ 7		5,960,087
Conversion from Ordinary Shares and Preferred Shares to Class A and Class B ordinary shares (in shares) | shares	(750,000)														15,211	15,211	1,747,022
1-to-500 share split (in shares) | shares															7,590,289	7,590,289	1,584,710,228
Conversion from Class B ordinary shares to Class A ordinary shares																¥ 3	¥ (3)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares															310,198,928	310,198,928	(310,198,928)
Issuance of Class A ordinary shares for 2019 share option plan (in shares) | shares															19,753,888	19,753,888
Share based compensation				152,285								152,285							152,285
Appropriation to statutory reserves								¥ 421		(421)
Contribution from non-controlling shareholder in a subsidiary														84,477					84,477
Ending balance at Dec. 31, 2019				11,845,920		77,357		421		(6,863,595)		5,060,124		82,403		¥ 8	¥ 13		5,142,527
Ending balance (in shares) at Dec. 31, 2019 | shares															664,687,728	664,687,728	1,277,687,072
Net loss										(5,589,105)		(5,589,105)		(13,885)				$ (858,699)	(5,602,990)
Foreign currency translation difference				(190)		286,697						286,507							286,507
Issuance of shares				2,876,810								2,876,811				¥ 1			2,876,811
Issuance of shares (in shares) | shares															82,800,000	82,800,000
Conversion from Class B ordinary shares to Class A ordinary shares																¥ 11	¥ (11)
Conversion from Class B ordinary shares to Class A ordinary shares (in shares) | shares															1,132,908,520	1,132,908,520	(1,132,908,520)
Surrender of Class A ordinary shares (in shares) | shares															(4)	(4)
Share based compensation				22,029								22,029							22,029
Appropriation to statutory reserves								182		(182)
Ending balance at Dec. 31, 2020			$ 2,259,704	¥ 14,744,569	$ 55,794	¥ 364,054	$ 92	¥ 603	$ (1,908,487)	¥ (12,452,882)	$ 407,106	¥ 2,656,366	$ 10,501	¥ 68,518	$ 3	¥ 20	¥ 2	$ 417,607	¥ 2,724,884
Ending balance (in shares) at Dec. 31, 2020 | shares															1,880,396,244	1,880,396,244	144,778,552